Subsidiaries and Associates (Tables)	12 Months Ended
Mar. 31, 2020
Interests In Other Entities [Abstract]
Listing of consolidated subsidiaries
The following is a listing of the Company’s consolidated subsidiaries as of March 31, 2020:

Company name	Country	Voting share capital Hd
Takeda Austria GmbH	Austria	100.0%
Baxter AG	Austria	100.0%
Baxalta Innovations GmbH	Austria	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Takeda Pharmaceutical (China) Company Limited	China	100.0%
Takeda Pharma A/S	Denmark	100.0%
Takeda France S.A.S.	France	100.0%
Takeda GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Pharmaceuticals International Unlimited Company	Ireland	100.0%
Shire Pharmaceuticals Ireland Limited	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Takeda Consumer Healthcare Company Limited	Japan	100.0%
Nihon Pharmaceutical Co., Ltd.	Japan	87.3%
Shire Japan KK	Japan	100.0%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda AS	Norway	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Development Center Asia, Pte. Ltd.	Singapore	100.0%
Takeda Vaccines Pte. Ltd.	Singapore	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta GmbH	Switzerland	100.0%
Baxalta Manufacturing S.à r.l.	Switzerland	100.0%
Takeda UK Limited	United Kingdom (“U.K.”)	100.0%
Takeda Development Centre Europe Ltd.	U.K.	100.0%
Shire Pharmaceuticals Limited	U.K.	100.0%
Shire Pharmaceutical Development Limited	U.K.	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.	100.0%
Millennium Pharmaceuticals, Inc.	U.S.	100.0%
ARIAD Pharmaceutical, Inc.	U.S.	100.0%
Takeda California, Inc.	U.S.	100.0%
Takeda Vaccines, Inc.	U.S.	100.0%
Takeda Development Center Americas, Inc.	U.S.	100.0%
Baxalta Incorporated	U.S.	100.0%
Shire ViroPharma LLC	U.S.	100.0%
Dyax Corp.	U.S.	100.0%
Meritage Pharma, Inc.	U.S.	100.0%
288 immaterial subsidiaries

Listing of associates accounted for using the equity method
The following is a listing of the Company’s associates accounted for using the equity method as of March 31, 2020:

Company name	Country	Voting share capital Hd
Teva Takeda Pharma Ltd.	Japan	49.0%
Amato Pharmaceutical Products, Ltd.	Japan	30.0%
20 immaterial associates